TRADE AND OTHER RECEIVABLES (Tabels)	12 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Disclosure of detailed information of trade and other receivables explanatory [table text block]	14 TRADE AND OTHER RECEIVABLES
Amounts in R million	2018	2017

Trade receivables	0.6	34.5
Value Added Tax	46.8	50.8
Other receivables	40.8	35.7
Prepayments	12.2	3.0
Allowance for impairment	(9.2)	(9.7)
	91.2	114.3

Disclosure of impairment loss and reversal of impairment loss [text block]
Ageing of trade receivables and other receivables:

Amounts in R million	2018	2017

Receivables that are past due but not impaired at 30 June	15.3	10.4
Receivables that are past due and impaired at 30 June	9.2	9.7

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]

Amounts in R million	2018	2017

Balance at 1 July	(9.7)	(11.1)
Net of impairments raised and bad debt recovered	0.5	1.4
Balance at 30 June	(9.2)	(9.7)